FINANCIAL INSTRUMENTS (Unrealized gains losses) (Details) - Commodity Contract [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Embedded derivatives in provisional sales contracts [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Amounts recorded in Sales [Member]
Realized gains (losses):
Realized and unrealized gains (losses)	[1]	$ (406)	$ (280)	$ (115)
Crude Oil Options [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Freeport-McMoRan Oil & Gas [Member] | Amounts recorded in Sales [Member]
Realized gains (losses):
Realized and unrealized gains (losses)	[1]	87	513	(344)
Natural Gas Swaps [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Freeport-McMoRan Oil & Gas [Member] | Amounts recorded in Sales [Member]
Realized gains (losses):
Realized and unrealized gains (losses)	[1]	0	(8)	10
Copper Forward Contracts [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Amounts recorded in Cost of Sales [Member]
Realized gains (losses):
Realized and unrealized gains (losses)	[2]	(15)	(4)	3
Fair Value Hedging [Member] | Copper Futures and Swap Contracts [Member] | Amounts recorded in Sales [Member]
Unrealized gains (losses):
Derivative financial instruments		(3)	(12)	1
Hedged item – firm sales commitments		3	12	(1)
Realized gains (losses):
Matured derivative financial instruments		$ (34)	$ (9)	$ (17)

[1]	Amounts recorded in revenues.
[2]	Amounts recorded in cost of sales as production and delivery costs.